AMOUNTS DUE FROM RELATED PARTIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, trade	$ 7	$ 1,427
Amounts due from related parties - current, non-trade		15,001
Amounts due from related parties, current	7	16,428
Amounts due from related parties - non-current, trade	21
Amounts due from related parties - non-current, non-trade	5,000	5,050
Amounts due from related parties, non-current	5,021	5,050
Amounts due from related parties - non-current, non-trade	5,000	5,050
Amounts due from related parties - non-current, non-trade	5,000	5,050
RisenSky
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - non-current, trade	21
Amounts due from related parties - non-current, non-trade	4,656	5,050
Amounts due from related parties - non-current, non-trade	4,656	5,050
Amounts due from related parties - non-current, non-trade	4,656	5,050
Sky Wind Co., Ltd.
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - non-current, non-trade	116
Amounts due from related parties - non-current, non-trade	116
Amounts due from related parties - non-current, non-trade	116
Sky Wind SPC1 Co., Ltd.
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - non-current, non-trade	224
Amounts due from related parties - non-current, non-trade	224
Amounts due from related parties - non-current, non-trade	224
SSJ Megasolar 87 Co., Ltd.
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - non-current, non-trade	4
Amounts due from related parties - non-current, non-trade	4
Amounts due from related parties - non-current, non-trade	4
COST / gross amount | China New Era
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, trade		3,165
Amounts due from related parties - current, non-trade		342
COST / gross amount | 8180792 Canada Inc
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, trade	$ 7	6
COST / gross amount | Mr. Su Weili
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, non-trade		14,889
Impairment
AMOUNTS DUE FROM RELATED PARTIES
Amounts due from related parties - current, trade		(1,744)
Amounts due from related parties - current, non-trade		$ (230)